Collection Period Ended 31-Mar-2013
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
36,989,781.85 0.652442
0.00 1.000000
36,989,781.85
Interest & Principal
Payment
0.00
0.00
37,224,411.05
134,708.33
$37,359,119.38
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 21
Collection Period (from... to) 1-Mar-2013 31-Mar-2013
Determination Date 11-Apr-2013
Record Date 12-Apr-2013
Distribution Date 15-Apr-2013
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Mar-2013 15-Apr-2013 Actual/360 Days 31
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Mar-2013 15-Apr-2013 30/360 Days 30
1-m Libor 0.203200%
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 469,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 451,000,000.00 331,241,217.51 294,251,435.66 82.017255
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
463,741,217.51
426,751,435.66
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 572,699,399.35 535,709,617.50
Yield Supplement Overcollateralization Amount 53,171,320.50 17,210,724.33 16,103,823.29
Pool Balance
1,691,640,220.36
589,910,123.68
551,813,440.79
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Class A-2 Notes 0.313200% 0.00 0.000000 0.000000
Class A-3 Notes 0.850000% 234,629.20 0.520242 82.537497
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Total
$369,337.53
Available Funds
Distributions
Principal Collections 37,614,369.28 (1) Total Servicing Fee 491,591.77
Interest Collections 1,645,002.23 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 64,154.17 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 178,291.60 (3) Interest Distributable Amount Class A Notes 369,337.53
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 36,989,781.85
Available Collections
39,501,817.28 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
39,501,817.28
(9) Excess Collections to Certificateholders 1,651,106.13
Total Distribution
39,501,817.28
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 491,591.77 491,591.77 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 369,337.53 369,337.53 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 234,629.20 234,629.20 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 369,337.53 369,337.53 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 36,989,781.85 36,989,781.85 0.00
Aggregate Principal Distributable Amount 36,989,781.85 36,989,781.85 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period 589,910,123.68 38,175
Principal Collections 24,615,677.98
Principal Collections attributable to Full Pay-offs 12,998,691.30
Principal Purchase Amounts 0.00
Principal Gross Losses 482,313.61
Pool Balance end of Collection Period 551,813,440.79 36,720
Pool Factor 32.62%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 3.62% 3.62%
Weighted Average Number of Remaining Payments 45.89 29.62
Percentage
Current 547,919,641.29 36,513 99.29%
Weighted Average Seasoning (months) 13.28 33.14
Delinquency Profile *
Amount
31-60 Days Delinquent 3,040,580.75 160 0.55%
61-90 Days Delinquent 588,391.96 31 0.11%
91-120 Days Delinquent 264,826.79 16 0.05%
Total 551,813,440.79 36,720 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 482,313.61
Principal Net Liquidation Proceeds 62,620.97
Principal Recoveries 176,283.69
Principal Net Losses 243,408.95
3,892,962.21
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.230%
Cumulative Principal Net Losses